                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended March 31, 2013

Check here if Amendment [ ]; Amendment Number:
                                               ---------
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:    KENSICO CAPITAL MANAGEMENT CORP
Address: 55 RAILROAD AVENUE 2ND FLOOR
         GREENWICH, CT 06830

Form 13F File Number: 28-10067

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  JOSEPH SIGNORILE
Title: CHIEF OPERATING OFFICER
Phone: (203) 862-5800

Signature, Place, and Date of Signing:


/s/ Joseph Signorile                      GREENWICH, CT            5/15/2013
----------------------------------   -----------------------   -----------------
            [Signature]                   [City, State]              [Date]

NOTE: Column 4 for the Kinder Morgan Inc warrants position reflects the market value of $5.14 per warrant. The market price for the underlying Kinder Morgan Inc shares was $38.68.

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this manager;
[If there are no entries in this list, omit this section.]

Form 13F File Number     Name
--------------------     ----

28- __________________   __________________________________________
[Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: _________

Form 13F Information Table Entry Total:          36
Form 13F Information Table Value Total:   3,758,984
                                         (thousands)

List of Other Included Managers: NONE

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name
---   --------------------   ----

___   28- ________________   ______________________________________

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
COLUMN 1                          COLUMN 2     COLUMN 3  COLUMN 4    COLUMN 5       COLUMN 6  COLUMN 7         COLUMN 8
                                  TITLE OF                VALUE      SHARES OR     INVESTMENT  OTHER       VOTING AUTHORITY
NAME OF ISSUER                     CLASS        CUSIP    (X$1000) PRINCIPAL AMOUNT DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- ----------------- --------- -------- ---------------- ---------- -------- ---------- ------ -----
AMERICAN INTL GROUP INC      COM NEW           026874784 423,169   10,900,800  SH     SOLE             10,900,800
ANNALY CAP MGMT INC          COM               035710409  33,816    2,128,100  SH     SOLE              2,128,100
CAPITAL BK FINL CORP         CL A COM          139794101  18,747    1,092,469  SH     SOLE              1,092,469
CHENIERE ENERGY INC          COM NEW           16411R208 113,596    4,057,000  SH     SOLE              4,057,000
COCA COLA CO                 COM               191216100 123,637    3,057,300  SH     SOLE              3,057,300
CONSTELLATION BRANDS INC     CL A              21036P108 295,520    6,203,200  SH     SOLE              6,203,200
DOLLAR GEN CORP NEW          COM               256677105  12,645      250,000  SH     SOLE                250,000
DOLLAR TREE INC              COM               256746108  83,057    1,715,000  SH     SOLE              1,715,000
EBAY INC                     COM               278642103  77,323    1,426,100  SH     SOLE              1,426,100
ECHOSTAR CORP                CL A              278768106  80,594    2,068,100  SH     SOLE              2,068,100
ERA GROUP INC                COM               26885G109  28,224    1,344,000  SH     SOLE              1,344,000
EXPRESS SCRIPTS HLDG CO      COM               30219G108 214,441    3,719,700  SH     SOLE              3,719,700
FEDEX CORP                   COM               31428X106  30,737      313,000  SH     SOLE                313,000
FOREST OIL CORP              COM PAR $0.01     346091705  16,306    3,100,000  SH     SOLE              3,100,000
KINDER MORGAN INC DEL        *W EXP 05/25/2017 49456B119  42,316    8,232,600  SH     SOLE              8,232,600
KINDER MORGAN INC DEL        COM               49456B101 176,098    4,552,700  SH     SOLE              4,552,700
LEGGETT & PLATT INC          COM               524660107  42,225    1,250,000  SH     SOLE              1,250,000
LIBERTY MEDIA CORP DELAWARE  CL A              531229102 241,724    2,165,400  SH     SOLE              2,165,400
MAIDEN HOLDINGS LTD          SHS               G5753U112  48,185    4,550,000  SH     SOLE              4,550,000
MONSTER BEVERAGE CORP        COM               611740101  46,785      980,000  SH     SOLE                980,000
NATIONAL BK HLDGS CORP       CL A              633707104  20,180    1,102,749  SH     SOLE              1,102,749
NEWS CORP                    CL A              65248E104 215,752    7,069,200  SH     SOLE              7,069,200
PBF ENERGY INC               CL A              69318G106  16,801      452,000  SH     SOLE                452,000
PHILIP MORRIS INTL INC       COM               718172109 128,830    1,389,600  SH     SOLE              1,389,600
SANDISK CORP                 COM               80004C101 261,069    4,746,700  SH     SOLE              4,746,700
SCORPIO TANKERS INC          SHS               Y7542C106  83,848    9,400,000  SH     SOLE              9,400,000
SEACOR HOLDINGS INC          COM               811904101  29,914      406,000  SH     SOLE                406,000
STARBUCKS CORP               COM               855244109  67,412    1,183,500  SH     SOLE              1,183,500
STARZ                        LIBERTY CAP COM A 85571Q102  30,113    1,359,500  SH     SOLE              1,359,500
TAKE-TWO INTERACTIVE SOFTWAR COM               874054109  71,354    4,418,200  SH     SOLE              4,418,200
UNITED PARCEL SERVICE INC    CL B              911312106 100,159    1,166,000  SH     SOLE              1,166,000
UTI WORLDWIDE INC            ORD               G87210103  45,017    3,108,900  SH     SOLE              3,108,900
VISA INC                     COM CL A          92826C839 206,627    1,216,600  SH     SOLE              1,216,600
WEBMD HEALTH CORP            COM               94770V102 138,368    5,689,488  SH     SOLE              5,689,488
WILLIAMS COS INC DEL         COM               969457100  88,428    2,360,600  SH     SOLE              2,360,600
YAHOO INC                    COM               984332106 105,967    4,503,500  SH     SOLE              4,503,500

VALUE TOTAL                  ENTRY TOTAL
---------------------------- ------------
3,758,984                     36